Disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disposal groups classified as held for sale
Assets	€ 33,566,579	€ 33,929,808	€ 35,754,114
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	161,013	507,600
Disposal group classified as held for sale in Brazil | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 82,544	€ 7,824